CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (1)	$ 15,651	$ 7,942	$ 13,643
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	661	1,227	2,887
Accumulated interest accretion and amortization of discount and premium on available-for-sale marketable securities	496	545	451
Realized gain related to sale of available-for-sale marketable securities	(35)	(73)	(12)
Increase in accrued severance pay, net	45	101	85
Stock-based compensation related to options and RSUs	11,198	8,606	5,830
Decrease (increase) in trade receivables, net	3,842	333	(2,648)
Decrease (increase) in other accounts receivable and prepaid expenses	(1,951)	(952)	405
Decrease (increase) in inventory	1,265	(1,266)	(2,989)
Increase in other long term receivable	(21)	(2)	(135)
Decrease (increase) in deferred tax asset		3,513	8,162
Increase (decrease) in trade payables	(1,653)	781	(513)
Increase (decrease) in other accounts payable and accrued expenses	208	(1,376)	862
Net cash provided by operating activities	29,706	19,379	26,028
Cash flows from investing activities:
Investment in available-for-sale marketable securities	(9,000)	(20,702)	(23,671)
Investment in short-term deposits	(92,000)	(67,000)	(37,000)
Proceeds from redemption of short-term deposits	74,000	33,000	7,000
Investment in long-term deposits	(5,000)
Proceeds from sale and redemption of available-for-sale marketable securities	16,719	15,223	16,405
Purchase of property and equipment	(1,008)	(411)	(385)
Purchase of technology	(500)	(500)
Cash paid for investment in affiliated company			(200)
Net cash used in investing activities	(16,789)	(40,390)	(37,851)
Cash flows from financing activities:
Issuance of shares, net of issuance costs			1,072
Proceeds from exercise of options	12,890	8,082	7,988
Net cash provided by financing activities	12,890	8,082	9,060
Increase (decrease) in cash and cash equivalents	25,807	(12,929)	(2,763)
Cash and cash equivalents at the beginning of the year	19,056	31,985	34,748
Cash and cash equivalents at the end of the year	44,863	19,056	31,985
(1) Including one time repayment of OCS grants (see Note 12b)		9,938
Significant non-cash activities:
Purchase of property, equipment and technology in credit	$ 202	$ 797	$ 48